Investment in a Joint Venture (Details) - Schedule of investment in a joint venture	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of investment in a joint venture [Abstract]
Company’s initial investment	$ 142,352
Group’s share of the joint venture’s loss for the year: Profit for the year	(94,210)
Investment at 31 December	$ 48,142